SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001
 FOR COMPASS 2 NY

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003
 FOR COMPASS 3 NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT B

Effective immediately, the following changes have been made to the Prospectuses and Statements of Additional Information listed above.

The Service Office mailing address is changed to:

Delaware Life Insurance Company of New York
P.O. Box 758581
Topeka, KS 66675-8581

The Service Office overnight mailing address is:

Delaware Life Insurance Company of New York
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.